Shareholder Report, Holdings (Details) - STKd 100% Bitcoin & 100% Gold ETF) [Member]	Mar. 31, 2025
First American Government Obligations Fund - Class X, 4.27% [Member}
Holdings [Line Items]
Percent of Net Asset Value	40.40%
ProShares Bitcoin ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Gold 100 Oz Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Wise Origin Bitcoin Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Micro Gold Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
CME Bitcoin Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
CME Micro Bitcoin Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)

[1]	Less than 0.05% of net assets.
[2]	Less than -0.05% of net assets.